Fair Value of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Overdrafts And Other Short-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	$ 60.3	[1]	$ 63.2	[1]
Fair value	60.3		63.2
Short-Term Portion Of Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	9.5	[1],[2]	132.4	[1],[2]
Fair value	9.5	[2]	136.5	[2]
Notes Short-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value			107.2	[1],[3]
Fair value			109.9	[3]
Total Short-term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	69.8	[1]	302.8	[1]
Fair value	69.8		309.6
U.S. Private Placement - Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	305.8	[1]	305.1	[1]
Fair value	329.5		331.9
Medium-term Notes
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	99.8	[1]	43.3	[1]
Fair value	99.4		40.6
Notes Long Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	107.6	[1],[3]
Fair value	108.9	[3]
Other Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	49.7	[1]	15.1	[1]
Fair value	49.7		15.1
Total Long-term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	562.9	[1]	363.5	[1]
Fair value	$ 587.5		$ 387.6

[1]	Debt as reported in balance sheet.
[2]	$110 million carrying value of U.S. private placement note matured in 2012.
[3]	Notes issued as part of the equity units offering were remarketed in April 2012, final maturity in April 2014 (for further information see Note 12 and 13).